Finance costs (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance costs
Interests income	SFr 35,305	SFr 36,874
Interests expense on leases	(19,042)	(22,603)
Interests cost	(50,460)	(105,915)	SFr (134,307)
Foreign exchange losses	(581,128)	(84,803)	(85,866)
Finance costs	(615,325)	SFr (176,447)	SFr (220,173)
Increase in foreign exchange losses	SFr 500,000